Average Annual Total Returns - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2030 FUND	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	12.70%
5 Years	9.73%
Since Inception	7.73%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	12.01%
5 Years	8.95%
Since Inception	6.97%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.61%
5 Years	7.40%
Since Inception	5.96%
Inception Date	May 31, 2011
Institutional Shares
Average Annual Return:
1 Year	13.05%
5 Years	10.00%
Since Inception	8.00%
Inception Date	May 31, 2011